CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (24,049)	$ (69,287)	$ (84,507)	$ 27,667	$ (76,752)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation and amortization expense	39,579	40,554	54,020	60,718	56,271
Non-cash interest expense, net	8,999	7,775	10,518	9,800	8,911
Gain on foreign currency transactions	(264)	(466)	(492)	(510)	(475)
(Gain) loss on modification or extinguishment of debt	3,607	27,863	27,863	(98,187)	0
Stock based compensation	1,123	200
Write-off of previously capitalized offering costs			0	1,571	0
Deferred income taxes	627	6,862	6,293	1,603	(16,050)
Increase (reduction) in uncertain tax positions, net of valuation allowance	400	(6,617)	(6,617)	0	0
Other	(41)	(43)	(54)	(4)	5
Changes in operating assets and liabilities:
Accounts receivable, net	(45,679)	(55,228)	(13,266)	(3,023)	(2,822)
Inventories	5,565	(18,752)	(6,413)	(120)	26,400
Prepaid expenses and other assets	(439)	(1,957)	(1,948)	7,624	(287)
Accounts payable	23,759	18,600	(4,772)	1,917	(7,820)
Accrued expenses	(12,448)	34	15,314	452	1,599
Cash payments on restructuring liabilities	(535)	(407)	(407)	(2,630)	(6,034)
Other	346	554	1,009	(130)	172
Net cash provided by (used in) operating activities	550	(50,315)	(3,459)	6,748	(16,882)
Cash flows from investing activities:
Capital expenditures	(15,995)	(8,216)	(11,490)	(11,105)	(7,807)
Proceeds from sale of assets	186	48	102	2,032	81
Acquisitions, net of cash acquired	(100)	0
Other			0	0	(109)
Net cash used in investing activities	(15,909)	(8,168)	(11,388)	(9,073)	(7,835)
Cash flows from financing activities:
Proceeds from long-term debt	102,991	423,684	423,684	145,709	20,000
Payments on long-term debt	(58,991)	(348,684)	(348,684)	(141,191)	0
Net revolver borrowings	0	85,000	55,000	5,000	(35,000)
Payments on previous revolver credit facility	0	(30,000)	(30,000)	0	0
Payment of early tender premium	0	(49,769)	(49,769)	0	0
Payment of early call premium	(9,844)	0
Equity contributions			0	2,428	0
Equity repurchases	0	(1,483)	(14,049)	(2,978)	0
Debt issuance costs paid	(2,644)	(26,907)	(26,984)	(5,029)	(2,528)
Tax payments on behalf of parent			0	(1,532)	0
Net cash provided by (used in) financing activities	31,512	51,841	9,198	2,407	(17,528)
Impact of exchange rate movements on cash	238	(253)	(149)	353	1,019
Net increase (decrease) in cash and cash equivalents	16,391	(6,895)	(5,798)	435	(41,226)
Cash and cash equivalents at the beginning of the period	11,700	17,498	17,498	17,063	58,289
Cash and cash equivalents at the end of the period	28,091	10,603	11,700	17,498	17,063
Supplemental Information
Interest paid			90,867	113,032	124,005
Income taxes paid (received), net			$ 3,937	$ (4,857)	$ 943